Derivative Financial Instruments and Hedge Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedge Activities
Derivative Financial Instruments and Hedge Activities
The Company recognizes all derivative financial instruments as either assets or liabilities at fair value on the balance sheet. The accounting for changes in the fair value of a derivative depends on the use of the instrument. To the extent that a derivative is effective as a hedge of an exposure to future changes in cash flows, the change in fair value of the instrument is deferred in AOCI. Any portion considered to be ineffective is reported in earnings immediately, including changes in value related to credit risk. To the extent that a derivative is effective as a hedge of an exposure to future changes in fair value, the change in the derivative’s fair value is offset in the consolidated statement of income by the change in fair value of the item being hedged. To the extent that a derivative or a financial instrument is effective as a hedge of a net investment in a foreign operation, the change in the derivative’s fair value is deferred as an unrealized currency translation adjustment in AOCI.

PPG’s policies do not permit speculative use of derivative financial instruments. PPG uses forward currency and option contracts as hedges against its exposure to variability in exchange rates on short-term intercompany transactions, unrecognized firm sales commitments and cash flows denominated in foreign currencies. PPG uses foreign denominated debt and cross currency swap contracts to hedge net investments in foreign operations. PPG also uses an equity forward arrangement to hedge the Company’s exposure to changes in the fair value of PPG stock that is to be contributed to the asbestos settlement trust as discussed in Note 15, “Commitments and Contingent Liabilities.” In 2011 and 2010, interest rate swaps were used to manage the Company’s exposure to changing interest rates as such rate changes affected the fair value of fixed rate borrowings. Forward starting swaps were used to lock-in a fixed interest rate, to which was added a corporate spread, related to future long-term debt refinancings. PPG also used derivative instruments to manage its exposure to fluctuating natural gas prices through the use of natural gas swap contracts.

PPG enters into derivative financial instruments with high credit quality counterparties and diversifies its positions among such counterparties in order to reduce its exposure to credit losses. The Company did not realize a credit loss on derivatives during the three-year period ended December 31, 2012.

PPG centrally manages certain of its foreign currency transaction risks to minimize the volatility in cash flows caused by currency fluctuations. Decisions on whether to use derivative financial instruments to hedge the net transaction exposures related to all regions of the world are made based on the amount of those exposures by currency and, in certain situations, an assessment of the near-term outlook for certain currencies. This net hedging strategy does not qualify for hedge accounting; therefore, the change in the fair value of these instruments is recorded in “Other charges” in the accompanying consolidated statement of income in the period of change. As of December 31, 2012 and 2011, the fair value of these contracts were assets of less than $0.1 million and $0.4 million, respectively.

PPG designates forward currency contracts as hedges against the Company’s exposure to variability in exchange rates on short-term intercompany borrowings and transactions denominated in foreign currencies. To the extent effective, changes in the fair value of these instruments are deferred in AOCI and subsequently reclassified to “Other charges” in the accompanying consolidated statement of income as foreign exchange gains and losses are recognized on the related intercompany and other transactions. The portion of the change in fair value considered to be ineffective is recognized immediately in “Other charges” in the accompanying consolidated statement of income. All amounts related to these instruments deferred in AOCI as of December 31, 2012 will be reclassified to earnings within the next twelve months. As of December 31, 2012 and 2011, the fair value of these instruments was a net liability of $1 million and $5 million, respectively.

PPG designates forward currency contracts as hedges against the Company’s exposure to future changes in fair value related to certain firm sales commitments denominated in foreign currencies. These contracts are designated as fair value hedges. As such, they are reported at fair value in the Company’s consolidated balance sheet, with changes in the fair value of these contracts and that of the related firm sales commitments reported in net sales. As of December 31, 2012, these contracts converted $56 million to the South Korean won over the 21 month period ending September 30, 2014. As of December 31, 2011, contracts converted $91 million to the South Korean won over the 30 month period ending June 30, 2014. As of December 31, 2012 and 2011, the fair value of the contracts was a net asset of $3 million and a net liability of $1 million, respectively.

As of January 1, 2012, PPG had nine U.S. dollar to euro cross currency swap contracts with a total notional amount of $1.16 billion, of which $600 million were to settle on March 15, 2013 and $560 million were to settle on March 15, 2018. In June 2012, $600 million of swaps, with a settlement date of March 15, 2013, were settled with PPG receiving $1 million in cash. On settlement of the remaining outstanding contracts, PPG will receive $560 million U.S. dollars and pay euros to the counterparties to the contracts. During the term of these contracts, PPG will receive semiannual payments in March and September of each year based on U.S. dollar, long-term fixed interest rates, and PPG will make annual payments in March of each year to the counterparties based on euro, long-term fixed interest rates. The Company designated all of the cross currency swaps as hedges of its net investment in the acquired SigmaKalon businesses and, as a result, the mark to market fair value adjustments of the swaps outstanding have been and will be recorded as a component of AOCI, and the cash flow impact of these swaps has been and will be classified as investing activities in the consolidated statement of cash flows. As of December 31, 2012 and December 31, 2011, the fair value of these contracts was a net liability of $95 million and $120 million, respectively.

As of December 31, 2012 and 2011, PPG designated €300 million euro-denominated borrowings as a hedge of a portion of PPG’s net investment in the Company’s European operations. Also, during 2010, certain portions of PPG’s various other euro-denominated borrowings were designated as hedges of PPG’s investments in its European operations. As a result, the change in book value from adjusting these foreign-denominated borrowings to current spot rates was deferred in AOCI.

As of December 31, 2012 and December 31, 2011, the Company had accumulated pretax unrealized translation gains in AOCI of $9 million and $14 million, respectively, related to both the euro-denominated borrowings and the cross currency swaps that have been designated as hedges of net investments.

Deferrals in AOCI related to hedges of the Company’s net investments in European operations would be reclassified and recognized in earnings upon a substantial liquidation, sale or partial sale of such investments or upon impairment of all or a portion of such investments.

The Company manages its interest rate risk by balancing its exposure to fixed and variable rates while attempting to minimize its interest costs. Generally, the Company maintains variable interest rate debt at a level of approximately 25 percent to 50 percent of total borrowings. PPG principally manages its fixed and variable interest rate risk by retiring and issuing debt from time to time and through the use of interest rate swaps. As of December 31, 2011, interest rate swaps converted $445 million of fixed rate debt to variable rate debt. During the year ended December 31, 2012, PPG settled these swaps and received $29 million from such settlements. When outstanding, the swaps were designated as fair value hedges. As such, they were carried at fair value. Changes in the fair value of these swaps and that of the related debt were recorded in "Interest expense" in the accompanying consolidated statement of income. As of December 31, 2011, the fair value of these contracts was a net asset of $26 million.

The Company entered into forward starting swaps in 2009 and in the second quarter of 2010 to effectively lock-in a fixed interest rate for future debt refinancings with an anticipated term of ten years based on the ten year swap rate, to which was added a corporate spread. The notional amount of the swaps outstanding totaled $400 million. To the extent that the swaps were effective, changes in the fair values of the swap contracts were deferred in AOCI. The portion of the change in fair value considered to be ineffective was recognized immediately in Other charges in the accompanying consolidated statement of income. All of the swap contracts were settled on July 30, 2012, resulting in a cash payment of $121 million. As of December 31, 2012, the amount of loss recorded in AOCI was $116 million. The remaining balance will be amortized to interest expense over the remaining term of the ten-year debt that was issued on July 31, 2012. (See Note 8, “Debt and Bank Credit Agreements and Leases” for further discussion regarding this debt issuance.) As of December 31, 2011, the fair value of these swaps was a liability of $92 million.

Derivative instruments have been used to manage the Company's exposure to fluctuating natural gas prices through the use of natural gas swap contracts. There were no natural gas swap contracts outstanding as of December 31, 2012 as the price of natural gas has declined for the past four years and is not expected to be as volatile over the next 12 to 18 months as continued development of shale oil and gas reserves will maintain downward pressure on the price of natural gas. To the extent that these instruments were effective in hedging PPG’s exposure to price changes for its, changes in the fair values of the hedge contracts were deferred in AOCI and either reclassified to "Cost of sales, exclusive of depreciation and amortization" or to "Income from discontinued operations, net of tax" (if the contract related to the former commodity chemicals business) as the natural gas was purchased. The amount of ineffectiveness was reported in "Other charges" or "Income from discontinued operations, net of tax" (if the contract related to the former commodity chemicals business) in the accompanying consolidated statement of income immediately. As of December 31, 2011, the fair value of these contracts was a liability of $9 million. There was no balance in AOCI as of December 31, 2012 related to the contracts.

PPG entered into a one-year renewable equity forward arrangement with a bank in 2003 in order to mitigate the impact on PPG earnings of changes in the fair value of 1,388,889 shares of PPG stock that are to be contributed to the asbestos settlement trust as discussed in Note 15, “Commitments and Contingent Liabilities.” This instrument, which has been renewed annually, is recorded at fair value as an asset or liability and changes in the fair value of this instrument are reflected in the “Asbestos settlement – net” caption of the accompanying consolidated statement of income. The total principal amount payable for these shares is $62 million. PPG will pay to the bank interest based on the principal amount and the bank will pay to PPG an amount equal to the dividends paid on these shares during the period this instrument is outstanding. The difference between the principal amount and any amounts related to unpaid interest or dividends and the current market price for these shares, adjusted for credit risk, represents the fair value of the instrument as well as the amount that PPG would pay or receive if the bank chose to net settle the instrument. Alternatively, the bank may, at its option, require PPG to purchase the shares covered by the arrangement at the principal amount adjusted for unpaid interest and dividends as of the date of settlement. As of December 31, 2012 and 2011, the fair value of this contract was an asset of $130 million and $56 million, respectively.

No derivative instrument initially designated as a hedge instrument was undesignated or discontinued as a hedging instrument during 2012 or 2011. Nor were any amounts deferred in AOCI reclassified to earnings during the three-year period ended December 31, 2012 related to hedges of anticipated transactions that were no longer expected to occur.

All of the outstanding derivative instruments are subject to accelerated settlement in the event of PPG’s failure to meet its debt obligations or payment obligations under the terms of the instruments’ contractual provisions. In addition, should the Company be acquired and its payment obligations under the derivative instruments’ contractual arrangements not be assumed by the acquirer, or should PPG enter into bankruptcy, receivership or reorganization proceedings, the instruments would also be subject to accelerated settlement.

For the year ended December 31, 2012, Other comprehensive income included a net pretax loss due to cash flow hedge derivatives of $11 million ($7 million, net of tax). This loss was comprised of realized losses of $27 million and unrealized losses of $38 million. The realized losses related to the settlement during the period of natural gas swap contracts and interest rate swaps owned by RS Cogen (Refer to Note 5, “Investments” for a discussion regarding this equity method investment.), amortization of a portion of the loss on the forward starting swaps that was deferred in AOCI, and realized losses on foreign currency contracts. The unrealized losses related to the change in fair value of the natural gas swap contracts, forward starting swaps, interest rate swaps owned by RS Cogen, and the change in fair value of the foreign currency contracts.

For the year ended December 31, 2011, Other comprehensive loss included a net pretax loss due to cash flow hedge derivatives of $51 million ($32 million, net of tax). This loss was comprised of realized losses of $28 million and unrealized losses of $79 million. The realized losses related to the settlement during the period of natural gas swap contracts and interest rate swaps owned by RS Cogen (Refer to Note 5, “Investments” for a discussion regarding this equity method investment.), offset in part by realized gains on foreign currency contracts. The unrealized losses related to the change in fair value of the natural gas swap contracts, forward starting swaps and interest rate swaps owned by RS Cogen, offset in part by the change in fair value of the foreign currency contracts.

For the year ended December 31, 2010, Other comprehensive loss included a net pretax loss due to cash flow hedge derivatives of $3 million ($2 million, net of tax). This loss was comprised of realized losses of $93 million and unrealized losses of $96 million. The realized losses related to the settlement during the period of natural gas swap contracts, interest rate swaps owned by RS Cogen (Refer to Note 5, “Investments” for a discussion regarding this equity method investment.) and foreign currency contracts. The unrealized losses related to the change in fair value of the natural gas swap contracts, forward starting swaps, foreign currency contracts and interest rate swaps owned by RS Cogen.

Refer to Note 9, “Fair Value Measurement,” for additional disclosures related to the Company’s derivative instruments outstanding as of December 31, 2012 and 2011.

The following tables provide details for the years ended December 31, 2012 and 2011 related to fair value, cash flow and net investment hedges, by type of derivative and financial instrument. All dollar amounts are pretax.

	December 31, 2012
Hedge Type (Millions)	Gain (Loss) Deferred in OCI	Gain (Loss) Recognized
		Amount	Caption
Fair Value
Interest rate swaps(a)	Not applicable	$17	Interest expense
Foreign currency contracts(b)	Not applicable	1	Sales
Equity forward arrangements(a)	Not applicable	74	Asbestos - net
Total Fair Value		$92
Cash Flow
Natural gas swaps(a) (e)	$(2)	$(11)	Cost of sales and Income from Discontinued operations, net of tax
Interest rate swaps of RS Cogen	(1)	(2)	Income from Discontinued operations, net of tax
Forward starting swaps(c)	(26)	(5)	Interest expense
Foreign currency contracts(d)	(9)	(9)	Other charges
Total Cash Flow	$(38)	$(27)
Net Investment
Cross currency swaps(a)	$3	$—	Other charges
Foreign denominated debt	(7)		Other charges
Total Net Investment	$(4)	$—
Non-Hedge
Foreign currency contracts	Not applicable	$1	Other charges
Total Non-Hedge		$1

(a)	The ineffective portion related to each of the items was less than $0.1 million of expense.

(b)	The ineffective portion related to this item was $0.5 million of income.

(c)	The ineffective portion related to this item was $4 million of expense.

(d)	The ineffective portion related to this item was $8 million of expense.

(e)	The portion reported in cost of sales was $1 million of expense.

	December 31, 2011
Hedge Type (Millions)	Gain (Loss) Deferred in OCI	Gain (Loss) Recognized
		Amount	Caption
Fair Value
Interest rate swaps(a)	Not applicable	$16	Interest expense
Foreign currency contracts(b)	Not applicable	2	Sales
Equity forward arrangements(a)	Not applicable	1	Asbestos - net
Total Fair Value		$19
Cash Flow
Natural gas swaps(a) (f)	$(10)	$(32)	Cost of sales and Income from Discontinued Operations, net of tax
Interest rate swaps of RS Cogen	(2)	(2)	Income from Discontinued Operations, net of tax
Forward starting swaps(c)	(73)	—	Interest expense
Foreign currency contracts(d)	6	6	Other charges
Total Cash Flow	$(79)	$(28)
Net Investment
Cross currency swaps(e)	$34	$—	Other charges
Foreign denominated debt	13		Other charges
Total Net Investment	$47	$—
Non-Hedge
Foreign currency contracts	Not applicable	$—	Other charges
Total Non-Hedge		$—

(a)	The ineffective portion related to each of the items was less than $0.1 million of either income or expense.

(b)	The ineffective portion related to this item was $0.8 million of income.

(c)	The ineffective portion related to this item was $3 million of income.

(d)	The ineffective portion related to this item was $6 million of expense.

(e)	The ineffective portion related to this item was $2 million of expense.

(f)	The portion reported in cost of sales was $8 million of expense.